--------------------------------------------------------------------------------

INVESTMENT ADVISER   Value Line, Inc.
                     220 East 42nd Street
                     New York, NY 10017-5891

DISTRIBUTOR          Value Line Securities, Inc.
                     220 East 42nd Street
                     New York, NY 10017-5891

CUSTODIAN BANK       State Street Bank and Trust Co.
                     225 Franklin Street
                     Boston, MA 02110

SHAREHOLDER          State Street Bank and Trust Co.
SERVICING AGENT      c/o NFDS
                     P.O. Box 419729
                     Kansas City, MO 64141-6729

INDEPENDENT          Price Waterhouse LLP
ACCOUNTANTS          1177 Avenue of the Americas
                     New York, NY 10036

LEGAL COUNSEL        Peter D. Lowenstein, Esq.
                     Two Greenwich Plaza, Suite 100
                     Greenwich, CT 06830

DIRECTORS            Jean Bernhard Buttner
                     Charles E. Reed
                     Leo R. Futia
                     Paul Craig Roberts
                     John W. Chandler
                     Nancy-Beth Sheerr

OFFICERS             Jean Bernhard Buttner
                     CHAIRMAN AND PRESIDENT
                     Michael Romanowski
                     VICE PRESIDENT
                     Stephen E. Grant
                     VICE PRESIDENT
                     David T. Henigson
                     VICE PRESIDENT and
                     SECRETARY/TREASURER
                     Jack M. Houston
                     ASSISTANT SECRETARY/TREASURER
                     Stephen La Rosa
                     ASSISTANT SECRETARY/TREASURER

         THIS REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND (OBTAINABLE FROM THE DISTRIBUTOR).

                                                                       VLF612155

                      ------------------------------------

                                 ANNUAL  REPORT
                      ------------------------------------
                               DECEMBER 31, 1996
                    ----------------------------------------

                                 THE VALUE LINE
                                   FUND, INC.

                                     [LOGO]

THE VALUE LINE FUND, INC.

                                                               TO OUR VALUE LINE
---------------------------------------------------------------------

TO OUR SHAREHOLDERS:

The Value Line Fund had a total return of 22.52% for 1996, as compared to a total return of 22.96% for the unmanaged Standard & Poor's 500 Index.

In a continuation of recent trends, 1996 saw large capitalization stocks, like those in the S&P 500, significantly out-perform small and mid-sized capitalization stocks. As the economy appeared to slow in the second half of last year, investors moved money into stocks of large multinational companies whose global presence could serve to insulate earnings growth against a slowdown in the U.S. (Please see the accompanying Economic Observations for a fuller discussion on the economy.) The S&P Midcap 400 index, which had a total return of 19.19% last year, and the Russell 2000 small-cap index, which had a total return of 16.49%, were both well below the return on the S&P 500. The average market capitalization of the stocks in the Fund was considerably less than that of the S&P 500, making it difficult to match the return of the index in 1996. However, the Fund's performance did compare favorably to the 19.5% average return of general equity funds, as measured by Lipper Analytical Services.

After starting 1996 with a strong rally, the stock market suffered a sharp correction in early summer as a result of conflicting concerns about poor corporate profitability and a strengthening and possibly inflationary economy. The market bottomed out in July and resumed its upward momentum in the second half of the year as corporate earnings were in line and interest rates declined as the economy slowed down. The best performing sectors of the market were technology, led by networking stocks, financial services, and capital goods, particularly stocks benefiting from the commercial aerospace upcycle. Utilities and transportation stocks underperformed. The Value Line Fund's main overweighting last year was in technology, mostly networking and software related stocks and energy, primarily oil service and drillers. In addition, the Fund had significant positions in bank and insurance stocks, two industries with excess capacity that are undergoing consolidation. We expect to maintain a lot of exposure to these economic sectors in 1997, as they are producing strong earnings growth compared to other economic sectors.

The Value Line Timeliness Ranking System has a long record of success as the Rank 1 and Rank 2 stocks have significantly outperformed the lower ranked issues. The higher ranked stocks have superior near-term earnings and price momentum as well as attractive valuations. Your Fund selects stocks primarily from the top two ranks. As such, our style is "growth" oriented, seeking companies that are growing earnings faster than the overall market. The stocks of such companies tend to have relatively high price/earnings multiples and are more often found in growth sectors, such as technology and healthcare, as opposed to slower growth sectors such as utilities. In order to reduce the risks associated with such a style the Fund's holdings are well diversified with representation in all major economic sectors, and with no significant overweighting in any one sector. In addition, up to 15% of the Fund's assets can be in Rank 3 stocks, in order to improve diversification.

As always, we appreciate the confidence you have demonstrated in Value Line and The Value Line Fund, and we intend to work hard to continue to best serve your investment needs.

                Sincerely,

                        [SIGNATURE]
                Jean Bernhard Buttner

                CHAIRMAN and PRESIDENT

February 26, 1997

--------------------------------------------------------------------------------

                                                       THE VALUE LINE FUND, INC.

FUND SHAREHOLDERS
---------------------------------------------------------------------

ECONOMIC OBSERVATIONS

The signs continue to point toward a moderation in the rate of economic growth. For example, not only are the nation's factories a little less busy these days, but improvements in the auto, housing, and retail markets all appear to be leveling off. To be sure, there are still isolated instances in which selected sectors are gaining in strength. On the whole, though, the next few quarters should see a somewhat slower rate of economic expansion, with real, inflation-adjusted gross domestic product increasing on an average of 2.0%-2.5%.

Inflation, meanwhile, continues to be practically nonexistent, with prices at both the producer (or wholesale) and consumer levels either falling or going up marginally. This healthy inflation trend, moreover, is unlikely to be reversed anytime soon given the lack of serious shortages on either the labor or the raw materials fronts.

Interest rates, meanwhile, reflecting the very modest rate of economic growth and the benign nature of inflation, are unlikely to change all that much over the next year. Nevertheless, we caution that recent remarks by Federal Reserve Chairman Alan Greenspan, in which he noted that the Fed has, in the past, occasionally raised rates before higher inflation actually took hold would seem to suggest that whatever changes in borrowing costs may evolve over the next few quarters will probably involve a move toward higher rather than lower rates.

Finally, we believe that these basic themes, in which moderation prevails on the economic growth, inflation, and interest-rate fronts, will remain in place over the course of the current year. In fact, barring an unsettling series of currency, political, or military shocks in the international markets, overall stability should persist into 1998.

*PERFORMANCE DATA:

                                                GROWTH OF
                                               AN ASSUMED
                             AVERAGE ANNUAL   INVESTMENT OF
                              TOTAL RETURN       $10,000
                             ---------------  -------------
 1 year ended 12/31/96.....        22.52%       $  12,252
 5 years ended 12/31/96....        11.58%       $  17,293
10 years ended 12/31/96....        14.50%       $  38,743

* THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURNS AND GROWTH OF AN ASSUMED INVESTMENT OF $10,000 INCLUDE DIVIDENDS REINVESTED AND CAPITAL-GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST.

--------------------------------------------------------------------------------

THE VALUE LINE FUND, INC.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
VALUE LINE FUND AND THE S&P 500 INDEX*
1/1/87                                                                   Value Line Fund    S&P 500
12/31/87                                                                           10000      10000
12/31/88                                                                           10521      10527
12/31/89                                                                           11540      12269
12/31/90                                                                           15166      16148
12/31/91                                                                           15051      15655
12/31/92                                                                           22404      20425
12/31/93                                                                           23455      21981
12/31/94                                                                           25054      24197
12/31/95                                                                           23934      24517
12/31/96                                                                           31620      33730
                                                                                   38743      41474

                     (PERIOD COVERED IS 1/1/87 TO 12/31/96)

--------------------------------------------------------------------------------

*THE STANDARD & POOR'S 500 INDEX IS AN UNMANAGED INDEX THAT IS REPRESENTATIVE OF THE LARGER-CAPITALIZATION STOCKS TRADED IN THE UNITED STATES.

--------------------------------------------------------------------------------

                                                       THE VALUE LINE FUND, INC.

PORTFOLIO HIGHLIGHTS AT DECEMBER 31, 1996 (UNAUDITED)
---------------------------------------------------------------------

TEN LARGEST HOLDINGS*
                                                                      VALUE       PERCENTAGE OF
ISSUE                                                 SHARES      (IN THOUSANDS)   NET ASSETS
-----------------------------------------------------------------------------------------------
Transocean Offshore Inc.........................      125,000     $     7,828           2.2    %
Safeway, Inc....................................      170,000           7,267           2.1
Cardinal Health, Inc............................      122,250           7,121           2.0
McDonnell Douglas Corp..........................      110,000           7,040           2.0
BMC Software Inc................................      170,000           7,034           2.0
Cisco Systems, Inc..............................      110,000           6,999           2.0
Louisiana Land & Exploration Co.................      130,000           6,971           2.0
Pfizer, Inc.....................................       84,000           6,962           2.0
Johnson & Johnson...............................      130,000           6,468           1.9
Conseco, Inc....................................      100,000           6,375           1.8


FIVE LARGEST INDUSTRY CATEGORIES*
                                                      VALUE       PERCENTAGE OF
INDUSTRY                                          (IN THOUSANDS)    NET ASSETS
-----------------------------------------------------------------------------------------------
Oilfield Services/Equipment.....................  $    28,328             8.1%
Computer & Peripherals..........................       23,399             6.7
Computer Software & Services....................       22,071             6.3
Medical Supplies................................       18,160             5.2
Aerospace/Defense...............................       11,390             3.3

FIVE LARGEST NET SECURITY PURCHASES*+
                                                       COST
ISSUE                                             (IN THOUSANDS)
-----------------------------------------------------------------------------------------------
Cascade Communications Corp.....................  $     5,406
Conseco, Inc....................................        4,999
Compaq Computer Corp............................        4,115
Citicorp........................................        4,071
Mellon Bank Corp................................        3,271

FIVE LARGEST NET SECURITY SALES*+
                                                     PROCEEDS
ISSUE                                             (IN THOUSANDS)
-----------------------------------------------------------------------------------------------
Newbridge Networks Corp.........................  $     8,195
Equifax, Inc....................................        6,696
Halliburton Co..................................        4,817
Ross Stores Inc.................................        4,493
Black & Decker Corp.............................        3,507

*  EXCLUSIVE OF FIXED INCOME SECURITIES
+  FOR THE SIX MONTH PERIOD ENDED 12/31/96

--------------------------------------------------------------------------------

THE VALUE LINE FUND, INC.

SCHEDULE OF INVESTMENTS
---------------------------------------------------------------------

                                               VALUE
 SHARES                                    (IN THOUSANDS)
---------------------------------------------------------
COMMON STOCKS (82.4%)

           ADVERTISING (1.3%)
  100,000  Omnicom Group, Inc............  $      4,575

           AEROSPACE/DEFENSE (3.3%)
   24,000  Logicon, Inc..................           876
  110,000  McDonnell Douglas Corp. ......         7,040
   70,000  Precision Castparts Corp......         3,474
                                           --------------
                                                 11,390
           BANK (3.2%)
   35,000  BankAmerica Corp. ............         3,491
   40,000  Citicorp......................         4,120
   50,000  Mellon Bank Corp..............         3,550
                                           --------------
                                                 11,161

           BANK-MIDWEST (0.8%)
   40,000  Norwest Corp. ................         1,740
   10,000  Star Banc Corp................           919
                                           --------------
                                                  2,659
           BEVERAGE-
             SOFT DRINK (1.6%)
  105,000  Coca-Cola Co. ................         5,526

           CEMENT AND
             AGGREGATES (0.1%)
   10,800  Texas Industries, Inc.........           547

           CHEMICAL-SPECIALTY (1.7%)
   28,000  *Airgas, Inc..................           616
   40,000  Avery Dennison Corp. .........         1,415
   84,000  Praxair, Inc. ................         3,875
                                           --------------
                                                  5,906

           COAL/ALTERNATE
             ENERGY (0.7%)
   50,000  *AES Corp.....................         2,325

                                               VALUE
 SHARES                                    (IN THOUSANDS)
---------------------------------------------------------

           COMPUTER AND
             PERIPHERALS (6.7%)
   30,000  *Adaptec, Inc.................    $    1,200
   75,000  *Cascade Communications
             Corp........................         4,134
  110,000  *Cisco Systems, Inc...........         6,999
   50,000  *Compaq Computer Corp.........         3,712
   60,000  *Gateway 2000, Inc............         3,214
   27,000  *SCI Systems, Inc.............         1,205
   40,000  *3Com Corp....................         2,935
                                           --------------
                                                 23,399

           COMPUTER SOFTWARE &
             SERVICES (6.3%)
  170,000  *BMC Software, Inc............         7,034
   60,000  *Ceridian Corp................         2,430
  110,000  Computer Associates
             International, Inc..........         5,472
   50,000  First Data Corp...............         1,825
   55,250  Paychex, Inc..................         2,842
   70,000  *Sterling Commerce, Inc.......         2,468
                                           --------------
                                                 22,071

           DIVERSIFIED
             COMPANIES (2.6%)
  110,000  Danaher Corp..................         5,129
   60,000  United Technologies Corp......         3,960
                                           --------------
                                                  9,089

           DRUG (2.0%)
   84,000  Pfizer, Inc...................         6,962

           ELECTRIC
             UTILITY-CENTRAL (1.1%)
   24,000  Illinova Corp.................           660
   75,000  Texas Utilities Co............         3,056
                                           --------------
                                                  3,716

           ELECTRONICS (1.6%)
   80,000  *Dynatech Corp................         3,540
   50,000  *Symbol Technologies, Inc.....         2,212
                                           --------------
                                                  5,752

--------------------------------------------------------------------------------

                                                       THE VALUE LINE FUND, INC.

                                                               DECEMBER 31, 1996
---------------------------------------------------------------------

                                               VALUE
 SHARES                                    (IN THOUSANDS)
---------------------------------------------------------
           ENTERTAINMENT (0.4%)
   50,000  *Evergreen Media Corp. Class
             "A".........................    $    1,250
           ENVIRONMENTAL (1.2%)
  100,000  *USA Waste Services, Inc......         3,187
   26,000  *United Waste Systems, Inc....           894
                                           --------------
                                                  4,081

           FINANCIAL SERVICES (2.8%)
   80,000  Green Tree Financial Corp.....         3,090
   62,500  Money Store, Inc. (The).......         1,727
  110,000  Travelers Group, Inc..........         4,991
                                           --------------
                                                  9,808

           GROCERY (2.6%)
   40,000  *Kroger Co....................         1,860
  170,000  *Safeway, Inc.................         7,267
                                           --------------
                                                  9,127

           HEALTHCARE INFORMATION
             SYSTEMS (0.9%)
   50,000  HBO & Co......................         2,969
           HOTEL/GAMING (0.8%)
   16,000  *HFS Inc......................           956
   90,000  *Mirage Resorts, Inc..........         1,946
                                           --------------
                                                  2,902

           INSURANCE-
             DIVERSIFIED (0.5%)
   20,000  American Bankers Insurance
             Group, Inc..................         1,022
    6,000  *CNA Financial Corp...........           642
                                           --------------
                                                  1,664

           INSURANCE-LIFE (2.8%)
  100,000  Conseco, Inc..................         6,375
   74,000  SunAmerica, Inc...............         3,284
                                           --------------
                                                  9,659
                                               VALUE
 SHARES                                    (IN THOUSANDS)
---------------------------------------------------------

           INSURANCE-PROPERTY &
             CASUALTY (1.9%)
   70,000  Allstate Corp. (The)..........    $    4,051
   64,000  Frontier Insurance Group,
             Inc. .......................         2,448
                                           --------------
                                                  6,499

           MACHINERY (0.6%)
   40,000  Dover Corp....................         2,010

           MANUFACTURED
             HOUSING/RECREATIONAL
             VEHICLES (0.8%)
  125,100  Oakwood Homes Corp............         2,862

           MEDICAL SERVICES (1.6%)
   80,000  *HEALTHSOUTH Corp.............         3,090
   80,000  Omnicare, Inc.................         2,570
                                           --------------
                                                  5,660

           MEDICAL SUPPLIES (5.2%)
   60,000  Becton, Dickinson & Co. ......         2,602
  122,250  Cardinal Health, Inc. ........         7,121
  130,000  Johnson & Johnson.............         6,468
   50,000  United States Surgical
             Corp........................         1,969
                                           --------------
                                                 18,160

           METAL FABRICATING (0.6%)
   60,000  *Oregon Metallurgical Corp....         1,935

           NATURAL GAS-
             DIVERSIFIED (1.6%)
   50,000  PanEnergy Corp................         2,250
   85,500  Williams Companies, Inc.......         3,206
                                           --------------
                                                  5,456

           OFFICE EQUIPMENT &
             SUPPLIES (1.9%)
  120,000  Reynolds & Reynolds Co. Class
             "A".........................         3,120
  200,000  *Staples, Inc.................         3,612
                                           --------------
                                                  6,732

--------------------------------------------------------------------------------

THE VALUE LINE FUND, INC.

SCHEDULE OF INVESTMENTS
---------------------------------------------------------------------

                                               VALUE
 SHARES                                    (IN THOUSANDS)
---------------------------------------------------------
           OILFIELD SERVICES/
             EQUIPMENT (8.1%)
   80,000  *BJ Services Co...............    $    4,080
   95,000  Baker Hughes, Inc.............         3,278
   12,600  *Ensco International, Inc.....           611
   50,000  Helmerich & Payne, Inc........         2,606
  100,000  *Rowan Companies, Inc.........         2,263
   80,000  *Smith International, Inc.....         3,590
   90,000  Tidewater, Inc................         4,072
  125,000  Transocean Offshore, Inc. ....         7,828
                                           --------------
                                                 28,328

           PACKAGING &
             CONTAINER (0.5%)
   40,000  *Sealed Air Corp..............         1,665

           PETROLEUM-
             INTEGRATED (1.8%)
   23,000  British Petroleum Co. PLC
             (ADR).......................         3,251
   50,000  Occidental Petroleum Corp.....         1,169
   20,000  Phillips Petroleum Co.........           885
   40,000  USX-Marathon Group............           955
                                           --------------
                                                  6,260

           PETROLEUM-
             PRODUCING (2.6%)
  130,000  Louisiana Land & Exploration
             Co..........................         6,971
   90,000  *Oryx Energy Co...............         2,228
                                           --------------
                                                  9,199
                                               VALUE
 SHARES                                    (IN THOUSANDS)
---------------------------------------------------------

           RECREATION (0.5%)
   40,000  Harley-Davidson, Inc..........    $    1,880

           RETAIL-
             SPECIAL LINES (0.4%)
   50,000  Gap, Inc......................         1,506

           RETAIL STORE (1.6%)
   81,250  *Consolidated Stores Corp.....         2,610
   96,835  Dollar General Corp...........         3,099
                                           --------------
                                                  5,709

           SEMICONDUCTOR (0.4%)
   50,000  *LSI Logic Corp...............         1,338

           SHOE (1.0%)
   60,000  NIKE, Inc. Class "B"..........         3,585

           TELECOMMUNICATIONS
             EQUIPMENT (3.1%)
  100,000  *ADC Telecommunications,
             Inc.........................         3,113
   75,400  *Andrew Corp..................         4,001
  100,000  *Tellabs, Inc.................         3,762
                                           --------------
                                                 10,876

           TELECOMMUNICATIONS
             SERVICES (1.9%)
   30,000  Century Telephone Enterprises,
             Inc.........................           926
   50,000  Cincinnati Bell, Inc..........         3,081
  100,000  *WorldCom, Inc................         2,606
                                           --------------
                                                  6,613

--------------------------------------------------------------------------------

                                                       THE VALUE LINE FUND, INC.

                                                               DECEMBER 31, 1996
---------------------------------------------------------------------

SHARES OR
PRINCIPAL
 AMOUNTS
   (IN                                         VALUE
THOUSANDS)                                 (IN THOUSANDS)
-----------------------------------------------------------
                 TOBACCO (1.3%)
      40,000     Philip Morris Companies,
                   Inc.....................    $    4,505
                                             --------------

                 TOTAL COMMON STOCKS AND
                   TOTAL INVESTMENT
                   SECURITIES (82.4%) (COST
                   $192,280)...............       287,316
                                             --------------

                             SHORT-TERM INVESTMENTS (17.6%)

                 U.S. GOVERNMENT
                   AGENCY
                   OBLIGATIONS (10.0%)
$     25,000     Federal Home Loan Mortgage
                   Corp. 5.5% Discount
                   Notes, 1/17/97..........        24,939
      10,000     Federal Farm Credit Bank
                   Notes, 5.32%, 2/3/97....        10,000
                                             --------------
                                                   34,939

                                                 VALUE
   PRINCIPAL                                 (IN THOUSANDS
    AMOUNT                                     EXCEPT PER
(IN THOUSANDS)                               SHARE AMOUNT)
-----------------------------------------------------------

                 REPURCHASE
                   AGREEMENT (7.6%)
                   (INCLUDING ACCRUED INTEREST)
   $  26,500     Collateralized by
                   $26,565,000 U.S.
                   Treasury Notes 6%, due
                   9/30/98, with a value of
                   $27,076,000 (with First
                   Chicago Capital Markets,
                   Inc., 6%, dated
                   12/31/96, due 1/2/97,
                   delivery value of
                   $26,509,000)............    $   26,504
                                             --------------

                 TOTAL SHORT-TERM
                   INVESTMENTS (COST
                   $61,443)................        61,443
                                             --------------

   CASH AND RECEIVABLES LESS LIABILITIES
(0.0%)..................................              112
                                             --------------

NET ASSETS (100%)..........................  $    348,871
                                             --------------

NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER OUTSTANDING SHARE ($348,871,000
 DIVIDED BY 18,083,159 SHARES OF CAPITAL
STOCK OUTSTANDING).........................
                                             $      19.29
                                             --------------

*  NON-INCOME PRODUCING

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

THE VALUE LINE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
AT DECEMBER 31, 1996
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996
---------------------------------------------------------------------

                                                    DOLLARS
                                              (IN THOUSANDS
                                                 EXCEPT PER
                                              SHARE AMOUNT)
                                           ----------------
ASSETS:
Investment securities, at value
  (Cost--$192,280)....................... $          287,316
Short-term investments (Cost--$61,443)...             61,443
Cash.....................................                 15
Dividends & interest receivable..........                311
Receivable for capital shares sold.......                210
                                                   --------

    TOTAL ASSETS.........................            349,295
                                                   --------

LIABILITIES:
Payable for capital shares repurchased...                118
Accrued expenses:
  Advisory fee...........................                198
  Other..................................                108
                                                   --------
    TOTAL LIABILITIES....................                424
                                                   --------
NET ASSETS............................... $          348,871
                                                   --------

NET ASSETS CONSIST OF:
Capital stock, at $1.00 par value
  (authorized 50,000,000, outstanding
  18,083,159 shares)..................... $           18,083
Additional paid-in capital...............            217,529
Undistributed investment income--Net.....                 35
Undistributed net realized gain on
  investments............................             18,188
Unrealized net appreciation of
  investments............................             95,036
                                                   --------
NET ASSETS............................... $          348,871
                                                   --------

NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER OUTSTANDING SHARE
  ($348,871,000  DIVIDED BY 18,083,159
  SHARES OUTSTANDING).................... $            19.29
                                                   --------

                                              DOLLARS
                                       (IN THOUSANDS)
                                     ----------------
INVESTMENT INCOME:
Dividends (Net of foreign withholding
  taxes of $23)...........................  $   2,834
Interest..................................      1,938
                                            ---------
    Total Income..........................      4,772
                                            ---------
EXPENSES:
Advisory fee..............................      2,380
Transfer agent fees.......................        147
Printing and stationery...................         67
Custodian fees............................         51
Auditing and legal fees...................         46
Postage...................................         45
Telephone and wire charges................         34
Registration and filing fees..............         31
Insurance, dues and other.................         18
Directors' fees and expenses..............         13
Taxes and other...........................          1
                                            ---------

    Total Expenses before Custody
     Credits..............................      2,833
    Less: Custody Credits.................         (3)
                                            ---------

    Net Expenses..........................      2,830
                                            ---------
INVESTMENT INCOME--NET....................      1,942
                                            ---------

REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS--NET:
  Realized Gain--Net......................     53,096
  Change in Unrealized Appreciation.......     16,822
                                            ---------
NET REALIZED GAIN AND CHANGE IN UNREALIZED
  APPRECIATION ON INVESTMENTS.............     69,918
                                            ---------
NET INCREASE IN NET ASSETS FROM
  OPERATIONS..............................  $  71,860
                                            ---------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                       THE VALUE LINE FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1996 AND 1995
---------------------------------------------------------------------

                                            1996      1995
                                          ------------------

                                             (DOLLARS IN
                                              THOUSANDS)
OPERATIONS:
  Investment income--net................  $  1,942  $  2,188
  Realized gain on investments--net.....    53,096    23,442
  Change in unrealized appreciation.....    16,822    56,791
                                          ------------------
  Net increase in net assets from
  operations............................    71,860    82,421
                                          ------------------

DISTRIBUTIONS TO SHAREHOLDERS:
  Investment income--net................    (1,907)   (2,188)
  Realized gain from investment
  transactions--net.....................   (36,107)  (20,199)
                                          ------------------
  Total distributions...................   (38,014)  (22,387)
                                          ------------------

CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares......    62,912    36,240
  Net proceeds from reinvestment of
  distributions to shareholders.........    35,580    20,990
  Cost of shares repurchased............  (101,036)  (72,458)
                                          ------------------
  Decrease from capital share
  transactions..........................    (2,544)  (15,228)
                                          ------------------

TOTAL INCREASE..........................    31,302    44,806

NET ASSETS:
  Beginning of year.....................   317,569   272,763
                                          ------------------
  End of year...........................  $348,871  $317,569
                                          ------------------

  Undistributed investment income--net
  at end of year........................  $     35     --
                                          ------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

THE VALUE LINE FUND, INC.

                                                   NOTES TO FINANCIAL STATEMENTS
---------------------------------------------------------------------

1.SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates of certain reported amounts in the financial statements. Actual results may differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) SECURITY VALUATION. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market system are valued at the closing sales prices on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost.

(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax or excise tax provision is required.

(D) SECURITY TRANSACTIONS AND DISTRIBUTIONS. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and Federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(E) AMORTIZATION. Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis; premiums on debt securities are not amortized.

--------------------------------------------------------------------------------

                                                       THE VALUE LINE FUND, INC.

---------------------------------------------------------------------

2.CAPITAL SHARE TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS

Transactions in capital stock were as follows (in thousands except per share amounts):

                                       1996       1995
                                     --------------------
Shares sold........................      3,181      2,229
Shares issued to shareholders in
  reinvestment of dividends and
  distributions....................      1,826      1,205
                                     --------------------
                                         5,007      3,434
Shares repurchased.................      4,941      4,406
                                     --------------------
Net increase (decrease)............         66       (972)
                                     --------------------
Dividends per share from net
  investment income................  $    .112  $    .123
                                     --------------------
Distributions per share from net
  realized gains...................  $   2.218  $   1.197
                                     --------------------

3.PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                           1996
                                      --------------

                                      (IN THOUSANDS)
PURCHASES:
Investment Securities...............    $  172,005
                                      --------------
SALES:
Investment Securities...............  $    256,579
                                      --------------

At December 31, 1996, the aggregate cost of investment securities and short-term investments for federal income tax purposes was $253,723,000. The aggregate appreciation and depreciation of investments at December 31, 1996, based on a comparison of investment values and their costs for federal income tax purposes was $97,736,000 and $2,700,000, respectively, resulting in a net appreciation of $95,036,000.

4.INVESTMENT ADVISORY CONTRACT, MANAGEMENT FEES AND
  TRANSACTIONS WITH AFFILIATES

An advisory fee of $2,380,000 was paid or payable to Value Line, Inc. (the Adviser), the Fund's investment adviser, for the year ended December 31, 1996. This was computed at an annual rate of .70% of the first $100 million of the Fund's average daily net assets plus .65% on the excess thereof, and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

A fee of $2,880 for printing services was paid to the Adviser for the year ended December 31, 1996.

Certain officers and directors of the Adviser and its wholly owned subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and a director of the Fund. During the year ended December 31, 1996, the Fund paid brokerage commissions totalling $256,000 to the distributor, which clears its transactions through unaffiliated brokers.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan owned 776,655 shares of the Fund's capital stock, representing 4.3% of the outstanding shares at December 31, 1996. In addition, certain officers and directors of the Fund owned 153,290 shares of the Fund, representing 0.8% of the outstanding shares.

--------------------------------------------------------------------------------

THE VALUE LINE FUND, INC.

                                                            FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

                                                                     YEARS ENDED DECEMBER 31,
                                                    ----------------------------------------------------------
                                                       1996        1995        1994        1993        1992
                                                    ----------------------------------------------------------

NET ASSET VALUE, BEGINNING OF YEAR................     $17.63      $14.36      $17.90      $18.16      $20.17
                                                    ----------------------------------------------------------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS:
      Net investment income.......................        .11         .12         .10         .08         .16
      Net gains or losses on securities
        (both realized and unrealized)............       3.88        4.47        (.93 )      1.13         .73
                                                    ----------------------------------------------------------
      Total from investment operations............       3.99        4.59        (.83 )      1.21         .89
                                                    ----------------------------------------------------------

   LESS DISTRIBUTIONS:
      Dividends from net investment
         income...................................       (.11 )      (.12 )      (.10 )      (.08 )      (.17 )
      Distributions from capital gains............      (2.22 )     (1.20 )     (2.61 )     (1.39 )     (2.73 )
                                                    ----------------------------------------------------------
      Total distributions.........................      (2.33 )     (1.32 )     (2.71 )     (1.47 )     (2.90 )
                                                    ----------------------------------------------------------

NET ASSET VALUE, END OF YEAR......................     $19.29      $17.63      $14.36      $17.90      $18.16
                                                    ----------------------------------------------------------

TOTAL RETURN......................................      22.52 %     32.12 %     (4.47 %)      6.82 %      4.69 %
                                                    ----------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in thousands)............  $ 348,871   $ 317,569   $ 272,763   $ 331,095   $ 327,431
Ratio of operating expenses to average net
  assets..........................................        .80  (1)       .83 %       .82 %       .80 %       .84 %
Ratio of net investment income
  to average net assets...........................        .55 %       .73 %       .54 %       .41 %       .90 %
Portfolio turnover rate...........................         54 %        78 %       150 %       120 %       129 %
Average commissions paid per share of common stock
  investments purchased/sold......................      $.049 (2)

(1)BEFORE OFFSET FOR CUSTODY CREDITS.

(2)DISCLOSURE EFFECTIVE FOR FISCAL YEARS BEGINNING ON OR AFTER 9/1/95.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                       THE VALUE LINE FUND, INC.

REPORT OF INDEPENDENT ACCOUNTANTS
---------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
OF THE VALUE LINE FUND, INC.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Value Line Fund, Inc. (the "Fund") at December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NY 10036

February 18, 1997

--------------------------------------------------------------------------------

THE VALUE LINE FUND, INC.

                         THE VALUE LINE FAMILY OF FUNDS
---------------------------------------------------------------------

1950--THE VALUE LINE FUND seeks long-term growth of capital along with modest current income by investing substantially all of its assets in common stocks or securities convertible into common stock.

1952--THE VALUE LINE INCOME FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable growth. Capital growth to increase total return is a secondary objective.

1956--THE VALUE LINE SPECIAL SITUATIONS FUND seeks to obtain long-term growth of capital by investing not less than 80% of its assets in "special situations". No consideration is given to achieving current income.

1972--VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth by investing substantially all of its assets in common stocks. The Fund may borrow up to 50% of its net assets to increase its purchasing power.

1979--THE VALUE LINE CASH FUND, a money market fund, seeks high current income consistent with preservation of capital and liquidity.

1981--VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to principal. Under normal conditions, at least 80% of the value to its assets will be invested in issues of the U.S. Government and its agencies and instrumentalities.

1983--VALUE LINE CENTURION FUND* seeks long-term growth of capital as its sole objective by investing primarily in stocks ranked 1 or 2 by Value Line for year-ahead relative performance.

1984--THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: a Money Market Portfolio and a High-Yield Portfolio.

1985--VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986--VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income by investing in high-yielding, lower-rated, fixed-income corporate securities.

1987--VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with maximum income exempt from New York State, New York City and federal individual income taxes while avoiding undue risk to principal.

1987--VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* invests in stocks, bonds and cash equivalents according to computer trend models developed by Value Line. The objective is to professionally manage the optimal allocation of these investments at all times.

1992--VALUE LINE INTERMEDIATE BOND FUND seeks high current income consistent with low volatility of principal by investing in a diversified portfolio of investment-debt securities with a dollar-weighted average portfolio maturity of between three and ten years.

1993--VALUE LINE SMALL-CAP GROWTH FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993--VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the correct asset mix.

1995--VALUE LINE U.S. MULTINATIONAL COMPANY FUND'S investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.

*ONLY AVAILABLE THROUGH THE PURCHASE OF GUARDIAN INVESTOR, A TAX DEFERRED
 VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.

FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-223-0818, 24
HOURS A DAY, 7 DAYS A WEEK. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

--------------------------------------------------------------------------------

16